Employee benefits - Long term compensation plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Long term compensation plan costs	$ 71	$ 39	$ 95
Matching Program
Disclosure of defined benefit plans [line items]
Vesting period (in years)	3 years
Performance Share Unit Program - PSU
Disclosure of defined benefit plans [line items]
Vesting period (in years)	4 years
Award paid during 2nd year (in percentage)	20.00%
Award paid during 3rd year (in percentage)	30.00%
Award paid during 4th year (in percentage)	50.00%
Percentage of performance factor based on total return to shareholder metrics	80
percentage of performance factor based on environmental, social and governance indicator	20